Financial Risk Management - Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets				$ 498,845
Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,412,958	$ 1,530,432	$ 1,444,037
Amount of credit loss	$ 146,952	$ 51,022	$ 48,675
Current (Not Past Due) [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	0.00%	0.00%	0.00%	0.00%
Financial assets	$ 1,192,643	$ 1,258,569	$ 1,304,274
Credit impairment	No	No	No
1 to 30 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	8.31%	5.97%	4.48%	8.31%
Financial assets	$ 55,461	$ 133,533	$ 70,073
Amount of credit loss	$ 4,611	$ 7,978	$ 3,141
Credit impairment	No	No	No
31 to 60 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	19.14%	13.69%	17.91%	19.14%
Financial assets	$ 25,223	$ 91,640	$ 25,934
Amount of credit loss	$ 4,827	$ 12,546	$ 4,645
Credit impairment	No	No	No
61 to 90 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	86.54%	47.48%	80.20%	86.54%
Financial assets	$ 15,736	$ 30,832	$ 14,482
Amount of credit loss	$ 13,619	$ 14,640	$ 11,615
Credit impairment	No	No	No
More Than 90 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 109,759	$ 2,693	$ 15,494
Amount of credit loss	$ 109,759	$ 2,693	$ 15,494
Credit impairment	Yes	Yes	Yes
Legal [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 14,136	$ 13,165	$ 13,780
Amount of credit loss	$ 14,136	$ 13,165	$ 13,780
Credit impairment	Yes	Yes	Yes